Miscellaneous Receivables and Other Non-Current Assets	12 Months Ended
Dec. 31, 2017
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Miscellaneous Receivables and Other Non-Current Assets

NOTE 10—MISCELLANEOUS RECEIVABLES AND OTHER NON-CURRENT ASSETS

Miscellaneous receivables and other non-current assets increased by 200 million euros compared to December 31, 2016. They included:

	As of December 31,
	2017		2016
		Of which IAS 39 Financial Instruments		Of which IAS 39 Financial Instruments
	(millions of euros)
Miscellaneous receivables and other non-current assets:
Miscellaneous receivables	704	371	763	399
Medium/long-term prepaid expenses	1,718		1,459

Total	2,422	371	2,222	399

Miscellaneous receivables and other non-current assets amounted to 2,422 million euros (2,222 million euros at December 31, 2016) and included income tax receivables of 96 million euros (113 million euros at December 31, 2016).

Miscellaneous receivables mainly related to the Brazil Business Unit (651 million euros; 696 million euros at December 31, 2016) and included receivables for court deposits of 349 million euros (382 million euros at December 31, 2016).

Medium/long-term prepaid expenses totaled 1,718 million euros (1,459 million euros at December 31, 2016), mainly relating to the deferral of costs connected to the activation and acquisition of telephone contracts by the Domestic Business Unit.

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.